Note 4 - Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Depreciation	$ 3,573	$ 3,152	$ 3,900	$ 10,459	$ 15,093	$ 18,167